General (Details Narrative) (10-K) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Sep. 04, 2018	Nov. 28, 2016	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2018
Common stock, par value			$ 0.01	$ 0.01	$ 0.01
Reverse stock split	1:15 reverse stock split	one-to-nine Reverse Stock Split
Cash and cash equivalent			$ 10,787	$ 2,709	$ 6,673
September 4, 2018 [Member]
Reverse stock split			1:15 Reverse Split	1:15 Reverse Split
Microbot Israel [Member]
Conversion value of shares		0.2 shares
Common stock, par value		$ 0.01
Reverse stock split		one for nine reverse stock splits
Conversion option to purchase common stock		176,181
Restricted shares issued		525,706
Microbot Israel [Member] | Former Microbot Israel Shareholders [Member]
Conversion of stock number of common stock issued		1,788,884
Microbot Israel [Member] | Before Reverse Split [Member]
Conversion value of shares		2.9 shares
Conversion option to purchase common stock		2,614,916
Restricted shares issued		7,802,639
Microbot Israel [Member] | Before Reverse Split [Member] | Former Microbot Israel Shareholders [Member]
Conversion of stock number of common stock issued		26,550,974